Financial Instruments and Financial Risk Management - Summary of Exchange Rates Applied (Details) - Currency Risk - United States of America, Dollars - Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Average USD for the year ended	1.3497	1.3013
Closing USD as at	1.3243	1.3554